NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	August 29, 2019

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust - Athena Behavioral Tactical Fund

Chadwick & D’Amato Fund

CMG Mauldin Core Fund

CMG Tactical All Asset Strategy Fund

CMG Tactical Bond Fund

Eagle MLP Strategy Fund

KCM Macro Trends Fund

RiskPro® 30+ Fund

RiskPro® Aggressive 30+ Fund

RiskPro® Alternative 0-15 Fund

RiskPro® Dynamic 0-10 Fund

RiskPro® Dynamic 15-25 Fund

RiskPro® Dynamic 20-30 Fund

RiskPro® PFG 0-15 Fund

RiskPro® PFG 30+ Fund

RiskPro® PFG Aggressive 30+ Fund

RiskPro® PFG Balanced 20-30 Fund

RiskPro® PFG Equity 30+ Fund

RiskPro® PFG Global 30+ Fund

RiskPro® Tactical 0-30 Fund

Toews Tactical Oceana Fund

Toews Tactical Income Fund

Toews Tactical Monument Fund

Toews Tactical Opportunity Fund

Toews Tactical Growth Allocation Fund

Toews Unconstrained Income Fund

Toews Tactical Defensive Alpha Fund

Zeo Short Duration Income Fund

Post-Effective Amendment No. 1205, 1206, 1207, 1208, 1209, 1210, 1211, & 1212 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Athena Behavioral Tactical Fund, Chadwick & D’Amato Fund, CMG Mauldin Core Fund, CMG Tactical All Asset Strategy Fund, CMG Tactical Bond Fund, Eagle MLP Strategy Fund, KCM Macro Trends Fund, RiskPro® 30+ Fund, RiskPro® Aggressive 30+ Fund, RiskPro® Alternative 0-15 Fund, RiskPro® Dynamic 0-10 Fund, RiskPro® Dynamic 15-25 Fund, RiskPro® Dynamic 20-30 Fund, RiskPro® PFG 0-15 Fund, RiskPro® PFG 30+ Fund, RiskPro® PFG Aggressive 30+ Fund, RiskPro® PFG Balanced 20-30 Fund, RiskPro® PFG Equity 30+ Fund, RiskPro® PFG Global 30+ Fund, RiskPro® Tactical 0-30 Fund, Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Tactical Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund, and Zeo Short Duration Income Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Athena Behavioral Tactical Fund	1211	0001580642-19-003970	August 28, 2019
Chadwick & D’Amato Fund	1205	0001580642-19-003834	August 22, 2019
CMG Mauldin Core Fund	1206	0001580642-19-003835	August 22, 2019
CMG Tactical Bond Fund	1206	0001580642-19-003835	August 22, 2019
CMG Tactical All Asset Strategy Fund	1206	0001580642-19-003835	August 22, 2019
Eagle MLP Strategy Fund	1212	0001580642-19-003971	August 28, 2019
KCM Macro Trends Fund	1207	0001580642-19-003859	August 23, 2019
RiskPro® 30+ Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® Aggressive 30+ Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® Alternative 0-15 Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® Dynamic 0-10 Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® Dynamic 15-25 Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® Dynamic 20-30 Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® PFG 0-15 Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® PFG 30+ Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® PFG Aggressive 30+ Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® PFG Balanced 20-30 Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® PFG Equity 30+ Fund	1208	0001580642-19-003896	August 26, 2019
RiskPro® PFG Global 30+ Fund	1208	0001580642-19-003896	August 26, 2019

RiskPro® Tactical 0-30 Fund	1208	0001580642-19-003896	August 26, 2019
Toews Tactical Oceana Fund	1209	0001580642-19-003914	August 27, 2019
Toews Tactical Income Fund	1209	0001580642-19-003914	August 27, 2019
Toews Tactical Monument Fund	1209	0001580642-19-003914	August 27, 2019
Toews Tactical Opportunity Fund	1209	0001580642-19-003914	August 27, 2019
Toews Tactical Growth Allocation Fund	1209	0001580642-19-003914	August 27, 2019
Toews Unconstrained Income Fund	1209	0001580642-19-003914	August 27, 2019
Toews Tactical Defensive Alpha Fund	1209	0001580642-19-003914	August 27, 2019
Zeo Short Duration Income Fund	1210	0001580642-19-003919	August 27, 2019

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary